TRADE PAYABLES	12 Months Ended
Dec. 31, 2022
TRADE PAYABLES

19. TRADE PAYABLES

	As of December 31,
	2022	2021
	RMB’000	RMB’000
Trade payables	3,079	6,290

Trade payables are denominated in Renminbi, non-interest bearing and generally settled within 120-day terms. All of the trade payables are expected to be settled within one year. The carrying value of trade payables is considered to be a reasonable approximation of fair value. There was no trade payables held by discontinued operations.